Offerings - Offering: 1	Aug. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, US$0.0001 par value per share
Amount Registered | shares	3,768,745
Proposed Maximum Offering Price per Unit	1.37
Maximum Aggregate Offering Price	$ 5,163,180.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 713.04
Offering Note	This Registration Statement on Form S-8 covers Class A ordinary shares, US$0.0001 par value per share (the “Class A Ordinary Shares”), of CCH Holdings Ltd (the “Registrant”) issuable pursuant to the 2026 Second Equity Incentive Plan (the “2026 Second Plan”) of the Registrant. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement is deemed to cover an indeterminate number of Class A Ordinary Shares which may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions as provided in the 2026 Second Plan. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$1.37 per Class A Ordinary Share, the average of the high and low prices for the Registrant’s Class A Ordinary Shares as quoted on the Nasdaq Capital Market on August 20, 2026.